              STANDARD & POOR'S DEPOSITARY RECEIPTS(R) ("SPDR")(R)

                              SPDR TRUST, SERIES 1

                            A UNIT INVESTMENT TRUST

                                 ANNUAL REPORT

                               SEPTEMBER 30, 2006

"STANDARD & POOR'S(R)", "S&P(R)", "S&P 500(R)", "STANDARD & POOR'S 500(R)", "500", "STANDARD & POOR'S DEPOSITARY RECEIPTS(R)", AND "SPDRS(R)" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. STATE STREET GLOBAL MARKETS, LLC IS PERMITTED TO USE THESE TRADEMARKS PURSUANT TO A "LICENSE AGREEMENT" WITH STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANIES, INC., AND SPDR TRUST, SERIES 1, IS PERMITTED TO USE THESE TRADEMARKS PURSUANT TO A SUBLICENSE FROM STATE STREET GLOBAL MARKETS, LLC. SPDR TRUST, SERIES 1 IS NOT, HOWEVER, SPONSORED BY OR AFFILIATED WITH STANDARD & POOR'S OR THE MCGRAW-HILL COMPANIES, INC.

SPDR TRUST, SERIES 1
TRUST OVERVIEW
--------------------------------------------------------------------------------

OBJECTIVE:
The SPDR Trust Series 1 (the "Trust") is an exchange traded fund designed to generally correspond to the price yield performance of the S&P 500(R) Index.

STRATEGY:
To accomplish this, the Trust utilizes a full replication approach. With this strategy, all 500 securities of the S&P 500(R) Index are owned by the Trust in their approximate market capitalization weight. A replication management approach should result in low expected tracking error of the Trust relative to its benchmark.

PERFORMANCE OVERVIEW:
The Trust ended its fiscal year on September 30, 2006 with a 12-month total return of 10.64% on net asset value as compared to the S&P 500(R) Index return of 10.79%.

During the year ended September 30, 2006, the S&P 500 rose 10.79%, extending the gains from the previous year. In the early part of the year, strong corporate profits and solid economic growth overcame rising interest rates, inflation fears, and high commodity prices as the S&P 500 rose 6.39% during the first half of the twelve month period ending September 30, 2006. Volatility increased during the period as investors balanced these concerns with fears of a hard landing in the economy and concerns over new Federal Reserve Chairman Bernanke's ability to strike a balance between growth and inflation.

At the end of June the Federal Funds rate was increased to 5.25%, and has since paused at that level, while the Federal Reserve monitors the impact of the long, steady increase of the overnight rate. The markets received an additional boost in the second part of the year from falling energy prices. The Goldman Sachs Commodity Index, with its very heavy energy weighting, fell 15.53% in the quarter ended September 30, 2006, and was down 21.14% for the full year. This helped to reduce some inflation concerns. In addition, some investors hoped the falling energy prices would help boost consumer confidence and spending. Consumer sentiment has suffered during the year while the US housing market moved through its first correction in some time. The S&P 500(R) rebounded from a slightly negative third quarter with a solid gain of 5.67% in the fourth quarter, ending the year up 10.79%.

The S&P 500 outperformed mid cap stocks by more than 4 percentage points during the year, as the S&P MidCap 400(R) rose 6.56%. The Russell 2000(R) Index gained 9.92%. However, in the second half of the year, large caps significantly outgained the small caps, allowing the S&P 500 to surpass the small cap index. The S&P 500/Citigroup Value Index outgained the S&P 500/Citigroup Growth(R) Index by more than seven percentage points, 14.61% to 7.15%. International stocks posted excellent results as the MSCI(R) EAFE(R) Index rose 19.16%, while the Lehman Brothers Aggregate Bond Index rose only 3.67%.

Each of the nine Select Sector Indices which combined comprise the S&P 500, rose during the period, with the Energy Select Sector, one of the strongest performers over the last several periods, posting the smallest gain, 1.13%. The Financial Select Sector Index was the top performing Select Sector Index for the year, rising 20.53%, with a large portion of that gain coming in the final quarter when the Financial Select Sector Index rose 7.99%. The sector benefited from the pause in interest rate hikes, and while REITs are a relatively small portion of the index, they provided another phenomenal year, gaining 28.07% as measured by the Dow Jones Wilshire REIT Index. The REIT market contrasted with the malaise in the US housing market during the year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

         COMMON STOCKS              SHARES          VALUE
3M Co. .........................   3,588,591   $   267,062,942
Abbott Laboratories.............   7,310,805       355,012,691
ACE Ltd. .......................   1,547,690        84,705,074
ADC Telecommunications,
  Inc. *........................     554,282         8,314,230
Adobe Systems, Inc. *...........   2,846,960       106,618,652
Advanced Micro Devices,
  Inc. *........................   2,304,385        57,263,967
AES Corp. *.....................   3,133,638        63,894,879
Aetna, Inc. ....................   2,690,849       106,423,078
Affiliated Computer Services,
  Inc., (Class A) *.............     557,667        28,920,611
Aflac, Inc. ....................   2,373,456       108,609,347
Agilent Technologies, Inc. *....   2,032,813        66,452,657
Air Products & Chemicals,
  Inc. .........................   1,066,833        70,805,706
Alberto-Culver Co., (Class B)...     358,664        18,144,812
Alcoa, Inc. ....................   4,137,421       116,013,285
Allegheny Energy, Inc. *........     774,125        31,096,601
Allegheny Technologies, Inc. ...     483,073        30,042,310
Allergan, Inc. .................     726,718        81,835,714
Allied Waste Industries,
  Inc. *........................   1,148,167        12,939,842
Allstate Corp. .................   3,022,527       189,603,119
ALLTEL Corp. ...................   1,851,891       102,779,950
Altera Corp. *..................   1,704,230        31,323,747
Altria Group, Inc. .............  10,018,033       766,880,426
Amazon.com, Inc. *..............   1,465,560        47,073,787
Ambac Financial Group, Inc. ....     500,464        41,413,396
Ameren Corp. ...................     971,331        51,276,563
American Electric Power Co.,
  Inc. .........................   1,867,372        67,916,320
American Express Co. ...........   5,865,589       328,942,231
American International Group,
  Inc. .........................  12,435,584       823,981,796
American Power Conversion
  Corp. ........................     815,376        17,905,657
American Standard Cos., Inc. ...     845,121        35,469,728
Ameriprise Financial, Inc. .....   1,188,511        55,741,166
AmerisourceBergen Corp. ........     992,367        44,854,988
Amgen, Inc. *...................   5,613,585       401,539,735
AmSouth Bancorp.................   1,638,704        47,587,964
Anadarko Petroleum Corp. .......   2,187,526        95,879,265
Analog Devices, Inc. ...........   1,735,418        51,003,935
Anheuser-Busch Cos., Inc. ......   3,679,235       174,800,455
Aon Corp. ......................   1,528,637        51,774,935
Apache Corp. ...................   1,567,729        99,080,473
Apartment Investment &
  Management Co., (Class A).....     458,522        24,948,182
Apollo Group, Inc., (Class
  A) *..........................     666,519        32,819,396
Apple Computer, Inc. *..........   4,047,774       311,800,031
Applera Corp. -- Applied
  Biosystems Group..............     880,767        29,162,195
Applied Materials, Inc. ........   6,552,914       116,183,165
Archer-Daniels-Midland Co. .....   3,115,120       118,000,746
Archstone-Smith Trust...........   1,011,121        55,045,427
Ashland, Inc. ..................     337,565        21,529,896
AT&T, Inc. .....................  18,585,601       605,147,169
Autodesk, Inc. *................   1,094,675        38,072,797
Automatic Data Processing,
  Inc. .........................   2,655,816       125,726,329
AutoNation, Inc. *..............     696,452        14,555,847

         COMMON STOCKS              SHARES          VALUE
Autozone, Inc. *................     262,000   $    27,064,600
Avaya, Inc. *...................   2,192,510        25,082,314
Avery Dennison Corp. ...........     449,649        27,055,380
Avon Products, Inc. ............   2,136,310        65,499,265
Baker Hughes, Inc. .............   1,621,877       110,612,011
Ball Corp. .....................     494,307        19,994,718
Bank of America Corp. ..........  21,719,805     1,163,529,954
Bank of New York Co., Inc.
  (The).........................   3,673,242       129,518,513
Barr Pharmaceuticals, Inc. *....     501,465        26,046,092
Bausch & Lomb, Inc. ............     255,294        12,797,888
Baxter International, Inc. .....   3,116,739       141,686,955
BB&T Corp. .....................   2,620,312       114,717,259
Bear Stearns Cos., Inc.
  (The) ........................     573,688        80,373,689
Becton, Dickinson & Co. ........   1,172,550        82,864,108
Bed Bath & Beyond, Inc. *.......   1,343,357        51,396,839
BellSouth Corp. ................   8,689,545       371,478,049
Bemis Co., Inc. ................     499,804        16,423,559
Best Buy Co., Inc. .............   1,927,458       103,234,650
Big Lots, Inc. *................     538,005        10,657,879
Biogen Idec, Inc. *.............   1,632,034        72,919,279
Biomet, Inc. ...................   1,173,643        37,779,568
BJ Services Co. ................   1,542,104        46,463,594
Black & Decker Corp. ...........     367,224        29,139,224
Block (H&R), Inc. ..............   1,554,672        33,798,569
BMC Software, Inc. *............   1,008,274        27,445,218
Boeing Co. .....................   3,805,751       300,083,466
Boston Properties, Inc. ........     549,928        56,829,560
Boston Scientific Corp. *.......   5,780,602        85,495,104
Bristol-Myers Squibb Co. .......   9,357,746       233,195,030
Broadcom Corp., (Class A) *.....   2,184,636        66,281,856
Brown-Forman Corp., (Class B)...     394,475        30,236,509
Brunswick Corp. ................     450,276        14,044,108
Burlington Northern Santa Fe
  Corp. ........................   1,733,064       127,276,220
C.R. Bard, Inc. ................     492,985        36,973,875
CA, Inc. .......................   1,959,167        46,412,666
Campbell Soup Co. ..............   1,109,399        40,493,063
Capital One Financial Corp. ....   1,442,452       113,463,274
Cardinal Health, Inc. ..........   1,938,767       127,454,543
Caremark Rx, Inc. ..............   2,040,901       115,657,860
Carnival Corp. .................   2,139,987       100,643,589
Caterpillar, Inc. ..............   3,186,755       209,688,479
CBS Corp., (Class B) ...........   3,676,748       103,573,991
CenterPoint Energy, Inc. .......   1,471,120        21,066,438
Centex Corp. ...................     582,528        30,652,623
CenturyTel, Inc. ...............     545,813        21,652,402
Charles Schwab Corp. (The)......   4,897,124        87,658,520
Chesapeake Energy Corp. ........   1,806,200        52,343,676
Chevron Corp. ..................  10,550,475       684,303,808
Chicago Mercantile Exchange
  Holdings, Inc. ...............     170,325        81,457,931
Chubb Corp. ....................   1,978,005       102,777,140
CIENA Corp. *...................     394,558        10,751,706
CIGNA Corp. ....................     527,734        61,386,019
Cincinnati Financial Corp. .....     825,777        39,686,843

See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         COMMON STOCKS              SHARES          VALUE
Cintas Corp. ...................     653,570   $    26,685,263
Circuit City Stores, Inc. ......     721,825        18,125,026
Cisco Systems, Inc. *...........  29,211,203       671,857,669
CIT Group, Inc. ................     947,425        46,073,278
Citigroup, Inc. ................  23,655,604     1,174,973,851
Citizens Communications Co. ....   1,557,634        21,869,181
Citrix Systems, Inc. *..........     866,830        31,387,914
Clear Channel Communications,
  Inc. .........................   2,394,087        69,069,410
Clorox Co. .....................     712,257        44,872,191
CMS Energy Corp. *..............   1,046,524        15,111,807
Coach, Inc. *...................   1,831,159        62,991,870
Coca-Cola Co. (The).............   9,763,022       436,211,823
Coca-Cola Enterprises, Inc. ....   1,437,833        29,950,061
Colgate-Palmolive Co. ..........   2,449,807       152,133,015
Comcast Corp., (Class A) *......  10,045,544       370,178,296
Comerica, Inc. .................     772,354        43,962,390
Commerce Bancorp, Inc...........     870,115        31,941,922
Compass Bancshares, Inc. .......     615,886        35,093,184
Computer Sciences Corp. *.......     896,237        44,023,161
Compuware Corp. *...............   1,815,300        14,141,187
Comverse Technology, Inc. *.....     957,650        20,532,016
ConAgra Foods, Inc. ............   2,462,694        60,286,749
ConocoPhillips..................   7,854,356       467,569,813
Consol Energy, Inc. ............     869,448        27,587,585
Consolidated Edison, Inc. ......   1,164,061        53,779,618
Constellation Brands, Inc.,
  (Class A) *...................     935,036        26,910,336
Constellation Energy Group,
  Inc. .........................     846,303        50,101,138
Convergys Corp. *...............     663,608        13,703,505
Cooper Industries Ltd., (Class
  A)............................     435,857        37,143,734
Corning, Inc. *.................   7,414,783       180,994,853
Costco Wholesale Corp. .........   2,245,229       111,542,977
Countrywide Financial Corp. ....   2,892,285       101,345,666
Coventry Health Care, Inc. *....     760,140        39,162,413
CSX Corp. ......................   2,109,406        69,251,799
Cummins, Inc. ..................     251,445        29,979,787
CVS Corp. ......................   3,895,503       125,123,556
Danaher Corp. ..................   1,125,465        77,285,682
Darden Restaurants, Inc. .......     701,316        29,784,891
Dean Foods Co. *................     647,316        27,200,218
Deere & Co. ....................   1,123,712        94,290,674
Dell, Inc. *....................  10,812,417       246,955,604
Devon Energy Corp. .............   2,097,015       132,426,497
Dillard's, Inc., (Class A)......     292,216         9,564,230
Disney (Walt) Co. (The).........   9,988,151       308,733,747
Dollar General Corp. ...........   1,501,250        20,462,038
Dominion Resources, Inc. .......   1,689,051       129,195,511
Dover Corp. ....................     965,648        45,810,341
Dow Chemical Co. ...............   4,585,174       178,730,083
Dow Jones & Co., Inc. ..........     280,174         9,397,036
D.R. Horton, Inc. ..............   1,289,451        30,882,351
DTE Energy Co. .................     843,429        35,010,738
Du Pont (E.I.) de Nemours.......   4,384,907       187,849,416
Duke Energy Corp. ..............   5,998,128       181,143,466

         COMMON STOCKS              SHARES          VALUE
Dynegy, Inc., (Class A) *.......   1,756,637   $     9,731,769
E*TRADE Financial Corp. *.......   2,028,617        48,524,519
Eastman Chemical Co. ...........     387,292        20,921,514
Eastman Kodak Co. ..............   1,362,121        30,511,510
Eaton Corp. ....................     714,830        49,216,045
eBay, Inc. *....................   5,623,832       159,491,876
Ecolab, Inc. ...................     864,321        37,010,225
Edison International............   1,544,787        64,324,931
El Paso Corp. ..................   3,310,881        45,160,417
Electronic Arts, Inc. *.........   1,457,257        81,140,070
Electronic Data Systems
  Corp. ........................   2,467,684        60,507,612
Embarq Corp. ...................     704,378        34,070,764
EMC Corp. *.....................  11,262,286       134,922,186
Emerson Electric Co. ...........   1,949,867       163,515,847
Entergy Corp. ..................     986,368        77,163,569
EOG Resources, Inc. ............   1,151,789        74,923,874
Equifax, Inc. ..................     614,316        22,551,540
Equity Office Properties
  Trust.........................   1,761,053        70,019,467
Equity Residential Properties
  Trust.........................   1,379,458        69,772,986
Estee Lauder Cos., Inc. (The)
  (Class A).....................     565,832        22,820,005
E.W. Scripps Co. (The), (Class
  A) ...........................     404,083        19,367,698
Exelon Corp. ...................   3,180,842       192,568,175
Express Scripts, Inc. *.........     655,346        49,472,070
Exxon Mobil Corp. ..............  28,433,797     1,907,907,779
Family Dollar Stores, Inc. .....     736,039        21,521,780
Fannie Mae......................   4,607,197       257,588,384
Federated Department Stores,
  Inc. .........................   2,634,129       113,820,714
Federated Investors, Inc.,
  (Class B).....................     399,449        13,505,371
FedEx Corp. ....................   1,451,496       157,748,585
Fifth Third Bancorp.............   2,648,173       100,842,428
First Data Corp. ...............   3,635,546       152,692,932
First Horizon National Corp. ...     597,241        22,701,130
FirstEnergy Corp. ..............   1,569,953        87,697,575
Fiserv, Inc. *..................     835,897        39,362,390
Fisher Scientific International,
  Inc. *........................     586,181        45,862,801
Fluor Corp. ....................     416,865        32,052,750
Ford Motor Co. .................   8,929,172        72,237,001
Forest Laboratories, Inc. *.....   1,546,337        78,260,116
Fortune Brands, Inc. ...........     694,645        52,174,786
FPL Group, Inc. ................   1,924,324        86,594,580
Franklin Resources, Inc. .......     799,358        84,532,108
Freddie Mac.....................   3,288,770       218,144,114
Freeport-McMoran Copper &
  Gold, Inc., (Class B).........     941,152        50,125,756
Freescale Semiconductor,
  Inc. *........................   1,946,234        73,976,354
Gannett Co., Inc. ..............   1,129,058        64,164,366
Gap, Inc. (The).................   2,616,240        49,577,748
General Dynamics Corp. .........   1,921,892       137,742,000
General Electric Co. ...........  49,491,460     1,747,048,538
General Mills, Inc. ............   1,689,619        95,632,435
General Motors Corp. ...........   2,681,589        89,189,650
Genuine Parts Co. ..............     819,883        35,361,554
Genworth Financial, Inc., (Class
  A) ...........................   2,188,850        76,631,638

See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         COMMON STOCKS              SHARES          VALUE
Genzyme Corp. *.................   1,239,153   $    83,605,653
Gilead Sciences, Inc. *.........   2,165,021       148,736,943
Golden West Financial Corp. ....   1,273,219        98,356,168
Goldman Sachs Group, Inc. ......   2,055,076       347,657,207
Goodrich Corp...................     585,356        23,718,625
Goodyear Tire & Rubber Co.
  (The) *.......................     839,953        12,179,319
Google, Inc., (Class A) *.......   1,020,279       410,050,130
Halliburton Co. ................   4,913,788       139,797,269
Harley-Davidson, Inc. ..........   1,292,196        81,085,299
Harman International Industries,
  Inc. .........................     318,381        26,565,711
Harrah's Entertainment, Inc. ...     873,601        58,033,314
Hartford Financial Services
  Group, Inc. (The).............   1,442,854       125,167,584
Hasbro, Inc. ...................     843,706        19,194,312
HCA, Inc. ......................   2,030,538       101,303,541
Health Management Associates,
  Inc., (Class A) ..............   1,141,234        23,851,791
Heinz (H.J.) Co. ...............   1,588,417        66,602,325
Hercules, Inc. *................     536,002         8,452,752
Hershey Co. (The) ..............     850,015        45,433,302
Hess Corp. .....................   1,147,807        47,542,166
Hewlett-Packard Co. ............  13,099,791       480,631,332
Hilton Hotels Corp. ............   1,852,972        51,605,270
Home Depot, Inc. ...............   9,838,333       356,836,338
Honeywell International,
  Inc. .........................   3,936,638       161,008,494
Hospira, Inc. *.................     762,938        29,197,637
Humana, Inc. *..................     783,721        51,796,121
Huntington Bancshares, Inc. ....   1,179,348        28,221,798
Illinois Tool Works, Inc. ......   1,971,820        88,534,718
IMS Health, Inc. ...............     945,272        25,182,046
Ingersoll-Rand Co., (Class A)...   1,565,745        59,466,995
Intel Corp. ....................  27,685,813       569,497,173
International Business Machines
  Corp. ........................   7,278,507       596,400,864
International Flavors &
  Fragrances, Inc. .............     373,847        14,781,910
International Game Technology...   1,614,073        66,984,029
International Paper Co. ........   2,170,493        75,164,173
Interpublic Group of Cos.,
  Inc. *........................   2,043,718        20,232,808
Intuit, Inc. *..................   1,625,499        52,162,263
ITT Corp. ......................     876,369        44,931,439
J.C. Penney Co., Inc............   1,116,976        76,389,989
JPMorgan Chase & Co. ...........  16,610,594       780,033,494
Jabil Circuit, Inc. ............     847,887        24,224,132
Janus Capital Group, Inc. ......   1,018,174        20,078,391
JDS Uniphase Corp. *............   7,949,531        17,409,473
Johnson & Johnson ..............  13,991,959       908,637,817
Johnson Controls, Inc. .........     927,868        66,565,250
Jones Apparel Group, Inc. ......     541,757        17,574,597
Juniper Networks, Inc. *........   2,691,315        46,505,923
KB HOME.........................     364,357        15,958,837
Kellogg Co. ....................   1,160,205        57,453,352
KeyCorp.........................   1,921,467        71,939,724
KeySpan Corp. ..................     827,926        34,060,876

         COMMON STOCKS              SHARES          VALUE
Kimberly-Clark Corp. ...........   2,184,304   $   142,766,109
Kimco Realty Corp. .............   1,008,332        43,227,193
Kinder Morgan, Inc. ............     499,164        52,337,345
King Pharmaceuticals, Inc. *....   1,149,562        19,577,041
KLA-Tencor Corp. ...............     947,158        42,120,116
Kohl's Corp. *..................   1,565,003       101,599,995
Kroger Co. (The)................   3,440,774        79,619,510
L-3 Communications Holdings,
  Inc. .........................     576,144        45,129,360
Laboratory Corp. of America
  Holdings *....................     594,325        38,969,890
Legg Mason, Inc. ...............     630,480        63,590,213
Leggett & Platt, Inc. ..........     864,413        21,636,257
Lehman Brothers Holdings,
  Inc. .........................   2,562,914       189,296,828
Lennar Corp., (Class A) ........     663,670        30,031,068
Lexmark International, Inc.,
  (Class A) *...................     513,676        29,618,558
Lilly (Eli) & Co. ..............   4,687,199       267,170,343
Limited Brands, Inc.............   1,651,529        43,749,003
Lincoln National Corp. .........   1,366,236        84,815,931
Linear Technology Corp. ........   1,449,445        45,106,728
Liz Claiborne, Inc. ............     498,625        19,700,674
Lockheed Martin Corp. ..........   1,684,415       144,960,755
Loews Corp. ....................   2,193,835        83,146,346
Louisiana-Pacific Corp. ........     502,588         9,433,577
Lowe's Companies, Inc. .........   7,410,353       207,934,505
LSI Logic Corp. *...............   1,858,266        15,274,947
Lucent Technologies, Inc. *.....  21,194,819        49,595,876
M&T Bank Corp. .................     376,539        45,169,618
Manor Care, Inc. ...............     350,316        18,314,520
Marathon Oil Corp. .............   1,724,287       132,597,670
Marriott International, Inc.,
  (Class A) ....................   1,646,207        63,609,438
Marsh & McLennan Cos., Inc. ....   2,615,375        73,622,806
Marshall & Ilsley Corp. ........   1,220,575        58,807,303
Masco Corp. ....................   1,889,559        51,811,708
Mattel, Inc. ...................   1,843,378        36,314,547
Maxim Integrated Products,
  Inc. .........................   1,520,523        42,681,081
MBIA, Inc. .....................     635,798        39,063,429
McCormick & Co., Inc. ..........     628,879        23,884,824
McDonald's Corp. ...............   5,955,247       232,969,263
McGraw-Hill Cos., Inc. (The)....   1,701,831        98,757,253
McKesson Corp. .................   1,451,573        76,526,929
MeadWestvaco Corp. .............     860,782        22,819,331
Medco Health Solutions,
  Inc. *........................   1,443,270        86,754,960
MedImmune, Inc. *...............   1,211,279        35,381,460
Medtronic, Inc. ................   5,492,512       255,072,257
Mellon Financial Corp. .........   1,965,067        76,834,120
Merck & Co., Inc. ..............  10,388,088       435,260,887
Meredith Corp. .................     198,503         9,792,153
Merrill Lynch & Co., Inc. ......   4,237,090       331,425,180
MetLife, Inc. ..................   3,611,025       204,672,897
MGIC Investment Corp. ..........     414,687        24,868,779
Micron Technology, Inc. *.......   3,464,148        60,276,175
Microsoft Corp. ................  41,312,623     1,129,073,987
Millipore Corp. *...............     253,237        15,523,428

See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         COMMON STOCKS              SHARES          VALUE
Molex, Inc. ....................     675,298   $    26,316,363
Molson Coors Brewing Co., (Class
  B) ...........................     272,090        18,747,001
Monsanto Co. ...................   2,575,679       121,082,670
Monster Worldwide, Inc. *.......     610,973        22,111,113
Moody's Corp. ..................   1,162,344        75,994,051
Morgan Stanley .................   5,098,355       371,721,063
Motorola, Inc. .................  11,750,018       293,750,450
Murphy Oil Corp. ...............     896,651        42,635,755
Mylan Laboratories, Inc. .......   1,037,634        20,887,572
Nabors Industries Ltd. *........   1,498,764        44,588,229
National City Corp. ............   2,902,213       106,220,996
National Semiconductor Corp. ...   1,419,430        33,399,188
National-Oilwell Varco,
  Inc. *........................     828,555        48,511,895
Navistar International
  Corp. *.......................     292,649         7,556,197
NCR Corp. *.....................     862,963        34,069,779
Network Appliance, Inc. *.......   1,774,228        65,664,178
New York Times Co. (The), (Class
  A)............................     688,669        15,825,614
Newell Rubbermaid, Inc. ........   1,317,412        37,309,108
Newmont Mining Corp. (Holding
  Co.)..........................   2,136,668        91,342,557
News Corp. .....................  11,251,803       221,097,929
Nicor, Inc. ....................     208,946         8,934,531
NIKE, Inc., (Class B)...........     897,563        78,644,470
NiSource, Inc. .................   1,294,424        28,140,778
Noble Corp. ....................     650,380        41,741,388
Nordstrom, Inc. ................   1,094,574        46,300,480
Norfolk Southern Corp. .........   1,972,678        86,896,466
North Fork Bancorporation,
  Inc. .........................   2,213,116        63,383,642
Northern Trust Corp. ...........     878,648        51,339,403
Northrop Grumman Corp. .........   1,635,420       111,323,039
Novell, Inc. *..................   1,612,979         9,871,431
Novellus Systems, Inc. *........     631,637        17,471,079
Nucor Corp. ....................   1,476,380        73,066,046
NVIDIA Corp. *..................   1,676,888        49,619,116
Occidental Petroleum Corp. .....   4,083,198       196,442,656
Office Depot, Inc. *............   1,368,599        54,333,380
OfficeMax, Inc. ................     336,552        13,711,128
Omnicom Group, Inc. ............     809,889        75,805,610
Oracle Corp. *..................  19,318,588       342,711,751
PACCAR, Inc. ...................   1,203,960        68,649,799
Pactiv Corp. *..................     679,496        19,311,276
Pall Corp. .....................     592,679        18,260,440
Parametric Technology Corp. *...     526,808         9,198,068
Parker-Hannifin Corp. ..........     568,669        44,202,641
Patterson Cos., Inc. *..........     657,925        22,112,859
Paychex, Inc. ..................   1,583,868        58,365,536
Peoples Energy Corp. ...........     182,015         7,398,910
Pepsi Bottling Group, Inc. (The)
   .............................     640,813        22,748,862
PepsiCo, Inc. ..................   7,865,453       513,299,463
PerkinElmer, Inc. ..............     620,985        11,755,246
Pfizer, Inc. ...................  34,872,402       988,981,321
PG&E Corp. .....................   1,652,331        68,819,586
Phelps Dodge Corp. .............     969,882        82,149,005
Pinnacle West Capital Corp. ....     470,701        21,205,080

         COMMON STOCKS              SHARES          VALUE
Pitney Bowes, Inc. .............   1,076,401   $    47,759,912
Plum Creek Timber Co., Inc. ....     873,967        29,749,837
PMC-Sierra, Inc. *..............     982,881         5,838,313
PNC Financial Services Group....   1,409,190       102,081,724
PPG Industries, Inc. ...........     784,119        52,598,703
PPL Corp. ......................   1,803,029        59,319,654
Praxair, Inc. ..................   1,538,124        90,995,416
Principal Financial Group.......   1,325,353        71,940,161
Procter & Gamble Co. ...........  15,179,574       940,829,997
Progress Energy, Inc. ..........   1,196,739        54,308,016
Progressive Corp. (The).........   3,729,047        91,510,813
ProLogis........................   1,166,139        66,539,891
Prudential Financial, Inc. .....   2,345,862       178,871,977
Public Service Enterprise Group,
  Inc. .........................   1,196,907        73,238,739
Public Storage, Inc. ...........     582,012        50,047,212
Pulte Homes, Inc. ..............   1,016,300        32,379,318
QLogic Corp. *..................     765,398        14,466,022
QUALCOMM, Inc. .................   7,980,106       290,076,853
Quest Diagnostics, Inc. ........     771,826        47,204,878
Qwest Communications
  International, Inc. *.........   7,452,043        64,981,815
R.R. Donnelley & Sons Co. ......   1,024,319        33,761,554
RadioShack Corp. ...............     636,789        12,290,028
Raytheon Co. ...................   2,118,052       101,687,677
Realogy Corp. *.................   1,107,313        25,113,859
Regions Financial Corp. ........   2,164,160        79,619,446
Reynolds American, Inc. ........     810,903        50,251,659
Robert Half International,
  Inc. .........................     812,845        27,612,345
Rockwell Automation, Inc. ......     841,223        48,875,056
Rockwell Collins, Inc. .........     817,137        44,811,793
Rohm & Haas Co. ................     691,838        32,758,529
Rowan Cos., Inc. ...............     518,329        16,394,746
Ryder System, Inc. .............     288,441        14,906,631
Sabre Holdings Corp. ...........     626,464        14,652,993
SAFECO Corp. ...................     584,578        34,449,182
Safeway, Inc. ..................   2,131,444        64,689,325
SanDisk Corp. *.................     929,743        49,778,440
Sanmina-SCI Corp. *.............   2,527,470         9,452,738
Sara Lee Corp. .................   3,604,853        57,929,988
Schering-Plough Corp. ..........   7,049,316       155,719,390
Schlumberger Ltd. ..............   5,666,371       351,484,993
Sealed Air Corp. ...............     386,212        20,901,793
Sears Holdings Corp. *..........     396,113        62,621,504
Sempra Energy...................   1,233,227        61,969,657
Sherwin-Williams Co. (The)......     525,344        29,303,688
Sigma-Aldrich Corp. ............     317,278        24,008,426
Simon Property Group, Inc. .....   1,063,236        96,350,446
SLM Corp. ......................   1,975,116       102,666,530
Smith International, Inc. ......     964,200        37,410,960
Snap-on, Inc. ..................     276,841        12,333,267
Solectron Corp. *...............   4,337,625        14,140,658
Southern Co. (The)..............   3,531,909       121,709,584
Southwest Airlines Co. .........   3,771,567        62,834,306
Sovereign Bancorp, Inc. ........   1,779,151        38,269,538

See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         COMMON STOCKS              SHARES          VALUE
Sprint Nextel Corp. ............  14,178,117   $   243,154,707
St. Jude Medical, Inc. *........   1,738,275        61,343,725
St. Paul Travelers Cos., Inc.
  (The).........................   3,314,088       155,397,586
Stanley Works (The).............     343,946        17,145,708
Staples, Inc. ..................   3,460,233        84,187,469
Starbucks Corp. *...............   3,650,666       124,305,177
Starwood Hotels & Resorts
  Worldwide, Inc. ..............   1,033,953        59,131,772
State Street Corp. (a)..........   1,580,244        98,607,226
Stryker Corp. ..................   1,386,208        68,742,055
Sun Microsystems, Inc. *........  16,648,813        82,744,601
Sunoco, Inc. ...................     631,247        39,257,251
SunTrust Banks, Inc. ...........   1,729,918       133,688,063
SUPERVALU, Inc. ................     965,408        28,624,347
Symantec Corp. *................   4,727,402       100,599,115
Symbol Technologies, Inc. ......   1,195,732        17,768,578
Synovus Financial Corp. ........   1,538,419        45,183,366
Sysco Corp. ....................   2,940,601        98,363,103
T. Rowe Price Group, Inc. ......   1,263,793        60,472,495
Target Corp. ...................   4,103,712       226,730,088
TECO Energy, Inc. ..............     989,600        15,487,240
Tektronix, Inc. ................     387,161        11,200,568
Tellabs, Inc. *.................   2,139,028        23,443,747
Temple-Inland, Inc. ............     525,675        21,079,568
Tenet Healthcare Corp. *........   2,233,748        18,182,709
Teradyne, Inc. *................     937,860        12,342,238
Texas Instruments, Inc. ........   7,415,218       246,555,998
Textron, Inc. ..................     627,728        54,926,200
Thermo Electron Corp. *.........     779,034        30,639,407
Tiffany & Co. ..................     675,219        22,417,271
Time Warner, Inc. ..............  19,343,850       352,638,385
TJX Cos., Inc. (The)............   2,183,931        61,215,586
Torchmark Corp. ................     491,400        31,012,254
Transocean, Inc. *..............   1,546,490       113,249,463
Tribune Co. ....................     908,619        29,730,014
TXU Corp. ......................   2,201,081       137,611,584
Tyco International Ltd. ........   9,695,280       271,370,887
Tyson Foods, Inc., (Class A) ...   1,196,887        19,006,566
U.S. Bancorp....................   8,466,392       281,253,542
Union Pacific Corp. ............   1,280,198       112,657,424
Unisys Corp. *..................   1,621,720         9,178,935
United Parcel Service,
  Inc., (Class B)...............   5,160,239       371,227,594
United States Steel Corp. ......     594,014        34,262,728
United Technologies Corp. ......   4,812,619       304,879,414
UnitedHealth Group, Inc. .......   6,427,685       316,242,102
Univision Communications, Inc.,
  (Class A) *...................   1,204,190        41,351,885
UnumProvident Corp. ............   1,630,349        31,612,467
UST, Inc. ......................     775,655        42,529,164
V.F. Corp. .....................     417,437        30,452,029
Valero Energy Corp. ............   2,927,857       150,696,800
VeriSign, Inc. *................   1,160,230        23,436,646


         COMMON STOCKS              SHARES          VALUE
Verizon Communications, Inc. ...  13,884,324   $   515,524,950
Viacom, Inc., (Class B) *.......   3,430,495       127,545,804
Vornado Realty Trust............     583,525        63,604,225
Vulcan Materials Co. ...........     475,831        37,233,776
W.W. Grainger, Inc. ............     362,810        24,315,526
Wachovia Corp. .................   7,652,014       426,982,381
Wal-Mart Stores, Inc. ..........  11,764,847       580,242,254
Walgreen Co. ...................   4,807,950       213,424,900
Washington Mutual, Inc. ........   4,573,249       198,799,134
Waste Management, Inc. .........   2,617,406        96,006,452
Waters Corp. *..................     495,486        22,435,606
Watson Pharmaceuticals,
  Inc. *........................     482,103        12,616,636
Weatherford International
  Ltd. *........................   1,653,732        68,993,699
WellPoint, Inc. *...............   2,963,538       228,340,603
Wells Fargo & Co. ..............  16,113,403       582,982,921
Wendy's International, Inc. ....     555,266        37,202,822
Weyerhaeuser Co. ...............   1,171,369        72,074,335
Whirlpool Corp. ................     369,392        31,069,561
Whole Foods Market, Inc. .......     659,809        39,212,449
Williams Cos., Inc. (The).......   2,819,483        67,301,059
Windstream Corp. ...............   2,256,007        29,756,732
Wm. Wrigley Jr. Co. ............   1,051,930        48,451,896
Wyeth...........................   6,405,202       325,640,470
Wyndham Worldwide Corp. *.......     957,077        26,769,444
Xcel Energy, Inc. ..............   1,914,796        39,540,537
Xerox Corp. *...................   4,726,474        73,543,935
Xilinx, Inc. ...................   1,635,241        35,893,540
XL Capital Ltd. ................     859,032        59,015,498
XTO Energy, Inc. ...............   1,733,248        73,021,738
Yahoo!, Inc. *..................   5,980,491       151,186,812
Yum Brands, Inc. ...............   1,308,155        68,089,468
Zimmer Holdings, Inc. *.........   1,180,964        79,715,070
Zions Bancorp...................     504,859        40,292,797
                                               ---------------
Total Common Stocks (Cost
  64,993,201,567)...............               $57,539,678,182
                                               ===============

(*) Non-income producing security
(a) Affiliated Issuer. See table below for more information.

                                         SHARES
                                       PURCHASED      SHARES SOLD
                         NUMBER OF    FOR THE YEAR   FOR THE YEAR
                        SHARES HELD      ENDED           ENDED
SECURITY DESCRIPTION    AT 9/30/05      9/30/06         9/30/06
--------------------    -----------   ------------   -------------
State Street Corp.
 (Cost $96,337,534)...   1,406,836      1,959,352       1,785,944

   NUMBER OF    INCOME EARNED   REALIZED LOSS ON SHARES    DIVIDEND
  SHARES HELD   FOR THE YEAR     SOLD DURING THE YEAR     RECEIVABLE
  AT 9/30/06    ENDED 9/30/06        ENDED 9/30/06        AT 9/30/06
  -----------   -------------   -----------------------   ----------
   1,580,244     $1,232,565           $12,302,877          $313,657

See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

ASSETS
     Investments in securities, at value (including
      affiliated investments of $98,607,226)................  $57,539,678,182
     Cash...................................................      287,714,888
     Receivable for investments sold........................        9,014,467
     Receivable for SPDR's issued in-kind...................        2,740,312
     Dividends receivable...................................       63,593,590
                                                              ---------------
Total Assets................................................   57,902,741,439
                                                              ---------------
LIABILITIES
     Payable for investments purchased......................       39,754,934
     Payable for income delivered for SPDR's in-kind
      transactions..........................................          189,872
     Accrued Trustee expense................................        2,890,701
     Income distribution payable............................      254,822,755
     Accrued expenses and other liabilities.................       19,198,202
                                                              ---------------
Total Liabilities...........................................      316,856,464
                                                              ---------------
NET ASSETS..................................................  $57,585,884,975
                                                              ===============
NET ASSETS REPRESENTED BY:
     Paid in surplus........................................  $70,933,483,856
     Distribution in excess of net investment income........     (212,090,299)
     Accumulated net realized loss on investments...........   (5,681,985,197)
     Net unrealized depreciation on investments.............   (7,453,523,385)
                                                              ---------------
NET ASSETS..................................................  $57,585,884,975
                                                              ===============
NET ASSET VALUE PER SPDR....................................  $        133.53
                                                              ===============
UNITS OF FRACTIONAL UNDIVIDED INTEREST
  ("SPDRS") OUTSTANDING, UNLIMITED UNITS AUTHORIZED, $0.00
     PAR VALUE..............................................      431,250,096
                                                              ---------------
COST OF INVESTMENTS (INCLUDING COST OF AFFILIATED
  INVESTMENTS OF $96,337,534)...............................  $64,993,201,567
                                                              ---------------

See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                           FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                           SEPTEMBER 30, 2006   SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
                                           ------------------   ------------------   ------------------
INVESTMENT INCOME
  Dividend income........................    $1,041,202,183       $1,089,904,791       $  727,345,627
                                             --------------       --------------       --------------
EXPENSES
     Trustee expense.....................        33,325,993           31,597,760           25,819,307
     Marketing expense...................        12,253,449           15,473,877           12,584,583
     S&P license fee.....................        19,060,993           18,052,857           14,682,013
     SEC registration fee................                --              500,000              191,800
     Legal and audit services............           128,941              246,250              126,596
     Other expenses......................           799,386              842,504              381,914
                                             --------------       --------------       --------------
Total expenses...........................        65,568,762           66,713,248           53,786,213
     Trustee expense waiver..............       (11,108,781)         (15,133,657)          (7,350,434)
                                             --------------       --------------       --------------
Net expenses.............................        54,459,981           51,579,591           46,435,779
     Trustee earnings credit.............        (8,560,492)          (2,730,415)          (1,233,786)
                                             --------------       --------------       --------------
Net expenses after Trustee earnings
  credits................................        45,899,489           48,849,176           45,201,993
                                             --------------       --------------       --------------
NET INVESTMENT INCOME....................       995,302,694        1,041,055,615          682,143,634
                                             --------------       --------------       --------------
REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS
     Net realized gain/(loss) on
       investment transactions...........     2,964,544,730        4,542,842,784        2,220,162,834
     Net change in unrealized
       appreciation (depreciation).......     2,099,035,723          (74,477,234)       2,153,046,919
                                             --------------       --------------       --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS.........................     5,063,580,453        4,468,365,550        4,373,209,753
                                             --------------       --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..............    $6,058,883,147       $5,509,421,165       $5,055,353,387
                                             ==============       ==============       ==============

See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                         SEPTEMBER 30, 2006   SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
                                         ------------------   ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
     Net investment income.............   $   995,302,694      $ 1,041,055,615      $   682,143,634
     Net realized gain (loss) on
       investment transactions.........     2,964,544,730        4,542,842,784        2,220,162,834
     Net change in unrealized
       appreciation (depreciation).....     2,099,035,723          (74,477,234)       2,153,046,919
                                          ---------------      ---------------      ---------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS............     6,058,883,147        5,509,421,165        5,055,353,387
                                          ---------------      ---------------      ---------------
UNDISTRIBUTED NET INVESTMENT INCOME
  INCLUDED IN PRICE OF UNITS ISSUED AND
  REDEEMED.............................        64,697,330           45,350,560           67,955,540
                                          ---------------      ---------------      ---------------
DISTRIBUTIONS TO UNITHOLDERS FROM NET
  INVESTMENT INCOME....................    (1,059,134,562)      (1,085,600,597)        (741,887,578)
                                          ---------------      ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM ISSUANCE AND REDEMPTION OF
  SPDRS................................     5,492,844,774       (3,156,501,800)       5,279,936,052
                                          ---------------      ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  DURING PERIOD........................    10,557,290,689        1,312,669,328        9,661,357,401
NET ASSETS AT BEGINNING OF PERIOD......    47,028,594,286       45,715,924,958       36,054,567,557
                                          ---------------      ---------------      ---------------
NET ASSETS END OF PERIOD*..............   $57,585,884,975      $47,028,594,286      $45,715,924,958
                                          ===============      ===============      ===============
* INCLUDES UNDISTRIBUTED (DISTRIBUTION
  IN EXCESS OF) NET INVESTMENT
  INCOME...............................   $  (212,090,299)     $  (147,564,863)     $   (96,877,537)
                                          ---------------      ---------------      ---------------

See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SPDR OUTSTANDING DURING THE YEAR
--------------------------------------------------------------------------------

                                                     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                        ENDED          ENDED          ENDED          ENDED          ENDED
                                                       9/30/06        9/30/05        9/30/04        9/30/03        9/30/02
                                                     ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF YEAR.................  $    122.85    $    111.78    $     99.87    $     81.78    $    104.33
                                                     -----------    -----------    -----------    -----------    -----------
Investment Operations:
    Net investment income..........................       2.32(4)        2.40(3)          1.81           1.55           1.46
    Net realized and unrealized gain (loss) on
      investments..................................        10.69          11.07          11.89          18.09         (22.55)
                                                     -----------    -----------    -----------    -----------    -----------
Total from investment operations...................        13.01          13.47          13.70          19.64         (21.09)
                                                     -----------    -----------    -----------    -----------    -----------
Less distributions from:
    Net investment income..........................        (2.33)         (2.40)         (1.79)         (1.55)         (1.46)
                                                     -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF YEAR.......................  $    133.53    $    122.85    $    111.78    $     99.87    $     81.78
                                                     ===========    ===========    ===========    ===========    ===========
TOTAL INVESTMENT RETURN............................        10.64%         12.11%         13.62%         24.13%        (20.46)%
RATIOS AND SUPPLEMENTAL DATA
Ratio to average net assets:
    Net investment income..........................         1.83%          2.02%          1.63%          1.67%          1.40%
    Total expenses(1)..............................         0.08%          0.10%          0.11%          0.12%          0.11%
    Total expenses excluding Trustee earnings
      credit.......................................         0.10%          0.10%          0.11%          0.12%          0.12%
    Total expenses excluding Trustee earnings
      credit and fee waivers.......................         0.12%          0.13%          0.13%          0.13%          0.13%
Portfolio turnover rate(2).........................         3.70%          6.01%          2.23%          1.76%          4.43%
Net assets, end of year (000's)....................  $57,585,885    $47,028,594    $45,715,925    $36,054,568    $30,698,877

--------------------------------------------------------------------------------
(1) Net of expenses reimbursed by the Trustee.

(2) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of SPDRs.

(3) Net investment income per unit reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.40 per share.

(4) Per share numbers have been calculated using the average shares method.

SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
NOTE 1 -- ORGANIZATION
SPDR Trust Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, which comprise the Standard & Poor's 500 Composite Price Index (the "S&P Index"). Each unit of fractional undivided interest in the Trust is referred to as a Standard & Poor's Depositary Receipt ("SPDR"). The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 SPDRs (equivalent to three "Creation Units" -- see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION
Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security, except for securities listed on the NASDAQ which are valued at the NASDAQ official close price. If there is no closing sale price available, valuation will be determined by the Trustee in good faith based on available information.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for the fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

INVESTMENT RISK
The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS
The Trust declares and distributes dividends from net investment income to its unitholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)
EQUALIZATION
The Trust follows the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring the Trust's units, equivalent on a per unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per unit is unaffected by sales or reacquisitions of the Trust's units.

FEDERAL INCOME TAX
The Trust has qualified and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. Net investment income per unit calculations in the financial highlights for all years presented exclude these differences.

During 2006, the Trust reclassified $4,276,614,631 of non-taxable security gains realized in the in-kind redemption of Creation Units (Note 4) as an increase to paid in surplus in the Statement of Assets and Liabilities. At September 30, 2006, the Trust had capital loss carryforwards of $27,700,040, $56,816,996, $403,831,303, $472,492,447, $1,530,834,020, $445,024,832, $380,379,645, and
$1,174,140,896 which will expire on September 30, 2007, September 30, 2008, September 30, 2009, September 30, 2010, September 30, 2011, September 30, 2012, September 30, 2013 and September 30, 2014, respectively. The Trust incurred losses of $1,066,922,516 during the period November 1, 2005 through September 30, 2006 that were deferred for tax purposes until fiscal 2007.

The tax character of distributions paid during the year ended September 30, 2006 was $1,059,134,562 of ordinary income. The tax character of distributions paid during the year ended September 30, 2005 was $1,085,600,597 of ordinary income. The tax character of distributions paid during the year ended September 30, 2004 was $741,887,578 of ordinary income.

As of September 30, 2006, the components of distributable earnings (excluding unrealized appreciation/(depreciation)) on the tax basis were undistributed ordinary income of $42,701,199 and undistributed long term capital gain of $0.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainly in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR
In accordance with the Trust Agreement, State Street Bank and Trust Company (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the year ended September 30, 2006:

Net asset value of the Trust      Fee as a percentage of net asset value of the Trust
----------------------------      ---------------------------------------------------
$0 - $499,999,999              10/100 of 1% per annum plus or minus the Adjustment Amount
$500,000,000 - $2,499,999,999  8/100 of 1% per annum plus or minus the Adjustment Amount
$2,500,000,000 - and above     6/100 of 1% per annum plus or minus the Adjustment Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of SPDRs and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2006, the Adjustment Amount reduced the Trustee's fee by $8,876,544. The Adjustment Amount included an excess of net transaction fees from processing orders of $316,052 and a Trustee earnings credit of $8,560,492.

Effective November 1, 2006, the Trustee changed the method of computing the Adjustment Amount to the Trustee Fee such that all income earned with respect to cash held for the benefit of the Trust is credited against the Trustee's Fee. In addition, during the period from December 1, 2006 through December 31, 2006, the Trustee will apply incremental cash balance credits of approximately $5.9 million (approximately $0.0005 per share per day, based upon 470 million outstanding shares) against its base fee. Such incremental credit will be calculated and applied on a daily basis during such period.

The Trustee voluntarily agreed to waive a portion of its fee, as needed, for one year through February 1, 2007, so that the total operating expenses would not exceed 10/100 of 1% per annum of the daily net asset value. The total amount of such reimbursement by the Trustee for the year ended September 30, 2006 was $11,108,781. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods.

Standard and Poor's ("S&P") and State Street Global Markets, LLC ("SSGM") have entered into a License Agreement. The License Agreement grants SSGM, an affiliate of the Trustee, a license to use the S&P 500 Index as a basis for determining the composition of the Portfolio and to use certain trade names and trademarks of S&P in connection with the Portfolio. The Trustee on behalf of the Trust, the American Stock Exchange LLC (the "AMEX"), and PDR Services (the "Sponsor") have each received a sublicense from SSGM for the use of the S&P 500 Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The Trust pays an annual sub-license fee to S&P equal to the greater of: (i) 0.03% of the daily average net assets of the Trust plus a volume based fee ranging from $0.03 to $0.04 per round lot trade of the average daily trading volume, or (ii) $125,000, the minimum annual fee.

SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience the Trust expects the risk of loss to be remote.

TRANSACTIONS WITH AFFILIATED ISSUERS

Certain investments made by The Trust represent securities affiliated with the Trustee. Investments in State Street Corp., the holding company of State Street Bank and Trust Company, were made according to its representative portion of the S&P 500 Index. The market value of these investments at September 30, 2006 is listed in the Schedule of Investments.

NOTE 4 -- TRUST TRANSACTIONS IN SPDRS
Transactions in SPDRs were as follows:

                                  YEAR ENDED                        YEAR ENDED                        YEAR ENDED
                              SEPTEMBER 30, 2006                SEPTEMBER 30, 2005                SEPTEMBER 30, 2004
                           SPDRs            Amount           SPDRs            Amount           SPDRs            Amount
                        ------------   ----------------   ------------   ----------------   ------------   ----------------
SPDRs sold...........    707,000,000   $ 89,665,093,167    625,250,000   $ 75,185,061,183    262,700,000   $ 29,115,803,571
Dividend reinvestment
  SPDRs issued.......         96,447         12,194,198         73,825          8,743,709         27,657          3,069,876
SPDRs redeemed.......   (658,650,000)   (84,119,745,261)  (651,500,000)   (78,304,956,132)  (214,750,000)   (23,770,981,855)
Net income
  equalization.......             --        (64,697,330)            --        (45,350,560)            --        (67,955,540)
                        ------------   ----------------   ------------   ----------------   ------------   ----------------
Net increase
  (decrease).........     48,446,447   $  5,492,844,774    (26,176,175)  $ (3,156,501,800)    47,977,657   $  5,279,936,052
                        ============   ================   ============   ================   ============   ================

With the exception of the Trust's dividend reinvestment plan, SPDRs are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $3,000 is charged in connection with each creation or redemption of Creation Units through the SPDR Clearing Process per Participating party per day, regardless of the number of Creation Units created or redeemed. Transaction fees are received by the Trustee and used to offset the expense of processing orders.

NOTE 5 -- INVESTMENT TRANSACTIONS
For the year ended September 30, 2006, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $66,547,912,601, $61,089,119,199, $2,003,252,293, and $2,544,954,612,
respectively. At September 30, 2006, the cost of investments for federal income tax purposes was $65,117,012,818, accordingly, gross unrealized appreciation was $1,488,481,299 and gross unrealized depreciation was $9,065,815,935, resulting in net unrealized depreciation of $7,577,334,636.

SPDR TRUST, SERIES 1
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE TRUSTEE AND UNITHOLDERS OF
SPDR TRUST, SERIES 1

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SPDR Trust, Series 1 (the "Trust") at September 30, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 20, 2006

TAX INFORMATION (UNAUDITED)
For Federal income tax purposes, the percentage of Trust distributions which qualify for the corporate dividends received deduction for the fiscal year ended September 30, 2006 is 99.76%.

For the fiscal year ended September 30, 2006 certain dividends paid by the Trust may be designated as qualified dividend income and subject to maximum tax rate of 15%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2006 Form 1099-DIV.

                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                       BID/ASK PRICE VS. NET ASSET VALUE
                            AS OF SEPTEMBER 30, 2006

                                                     CLOSING PRICE                  CLOSING PRICE
                                                       ABOVE NAV                      BELOW NAV
                                              ----------------------------   ----------------------------
                                              50 - 99   100 - 199   > 200    50 - 99   100 - 199   > 200
                                               BASIS      BASIS     BASIS     BASIS      BASIS     BASIS
                                              POINTS     POINTS     POINTS   POINTS     POINTS     POINTS
                                              -------   ---------   ------   -------   ---------   ------
2006........................................     0          0         0         0          0         0
2005........................................     0          0         0         0          0         0
2004........................................     0          0         0         1          0         0
2003........................................     0          0         0         0          0         0
2002........................................     7          0         1         3          0         0

         COMPARISON OF TOTAL RETURNS BASED ON NAV AND BID/ASK PRICE(1)

                             CUMULATIVE TOTAL RETURN
                             -----------------------
                                                              ONE YEAR   FIVE YEAR   TEN YEAR
                                                              --------   ---------   --------
SPDR Trust Series 1
  Return Based on NAV.......................................   10.64%      39.28%     124.87%
  Return Based on Bid/Ask Price.............................   10.66%      39.20%     125.33%
S&P 500 Index...............................................   10.79%      40.08%     127.92%

                           AVERAGE ANNUAL TOTAL RETURN
                           ---------------------------
                                                              ONE YEAR   FIVE YEAR   TEN YEAR
                                                              --------   ---------   --------
SPDR Trust Series 1
  Return Based on NAV.......................................   10.64%      6.85%       8.44%
  Return Based on Bid/Ask Price.............................   10.66%      6.84%       8.46%
S&P 500 Index...............................................   10.79%      6.97%       8.59%

---------------

(1) Currently, the Bid/Ask Price is calculated based on the best bid and best offer on the AMEX at 4:00 p.m. However, prior to April 3, 2001, the calculation of the Bid/Ask Price was based on the midpoint of the best bid and best offer at the close of trading on the AMEX, ordinarily 4:15 p.m.

SPDR TRUST, SERIES 1
--------------------------------------------------------------------------------

SPONSOR
PDR Services LLC
c/o American Stock Exchange LLC
86 Trinity Place
New York, NY 10006

TRUSTEE
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway Suite 2200
Denver, CO 80202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

LEGAL COUNSEL
Carter, Ledyard & Milburn
2 Wall Street
New York, NY 10005